Basis of Presentation and General Information and Recent Accounting Pronouncements (Narrative) (Details)	Jun. 30, 2025
Diana Wilhelmsen Management Limited [Member]
Entity Information [Line Items]
Equity method investment, ownership percentage	50.00%